TAXES ON INCOME - Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Research and development costs	$ 6,027	$ 3,107
Depreciation and amortization	539	537
Employees and other accruals	3,023	1,863
Operating lease liabilities	5,416	5,347
Share-based compensation	7,117	4,718
Exchangeable notes	13,744
Net operating losses	950	1,616
Deferred tax assets	36,816	17,188
Valuation allowance	(840)	(839)
Net deferred tax assets	35,976	16,349
Deferred tax liabilities:
Property and equipment	(505)	(292)
Marketable securities	(948)	(110)
Operating lease right-of-use assets	(5,023)	(5,445)
Intangible assets	(2,456)	(3,112)
Total deferred tax liabilities	(8,932)	(8,959)
Total deferred tax assets, net	$ 27,044	$ 7,390